Schedule of Financial Assets and Liabilities (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Foreign Exchange Risk | Carrying Value | Foreign Exchange Contract [Member] | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	BRL 46,935,152	BRL 14,781,242
Foreign Exchange Risk | Carrying Value | Foreign Exchange Contract [Member] | Derivative Financial Instruments, Liabilities
Financial Assets and Liabilities [Line Items]
Financial liabilities	1,915,910	425,784
Foreign Exchange Risk | Carrying Value | Foreign Exchange Contract [Member] | Cash and banks
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	761,788	26,759
Foreign Exchange Risk | Carrying Value | Foreign Exchange Contract [Member] | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	10,553,452	198,047
Foreign Exchange Risk | Carrying Value | Foreign Exchange Contract [Member] | Short-term Investments
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	1,765,541	86,807
Foreign Exchange Risk | Carrying Value | Foreign Exchange Contract [Member] | Derivative Financial Instruments, Assets
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	6,940,963	3,025,464
Foreign Exchange Risk | Estimate of Fair Value Measurement [Member] | Foreign Exchange Contract [Member] | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	30,727,817	14,342,043
Foreign Exchange Risk | Estimate of Fair Value Measurement [Member] | Foreign Exchange Contract [Member] | Derivative Financial Instruments, Liabilities
Financial Assets and Liabilities [Line Items]
Financial liabilities	1,915,910	425,784
Foreign Exchange Risk | Estimate of Fair Value Measurement [Member] | Foreign Exchange Contract [Member] | Cash and banks
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	761,788	26,759
Foreign Exchange Risk | Estimate of Fair Value Measurement [Member] | Foreign Exchange Contract [Member] | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	10,553,452	198,047
Foreign Exchange Risk | Estimate of Fair Value Measurement [Member] | Foreign Exchange Contract [Member] | Short-term Investments
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	1,765,541	86,807
Foreign Exchange Risk | Estimate of Fair Value Measurement [Member] | Foreign Exchange Contract [Member] | Derivative Financial Instruments, Assets
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	6,940,963	3,025,464
Foreign Exchange Risk Sensitivity Analysis | Carrying Value | Interest Rate Contract [Member] | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	18,307,705	17,722,928
Foreign Exchange Risk Sensitivity Analysis | Carrying Value | Interest Rate Contract [Member] | Derivative Financial Instruments, Liabilities
Financial Assets and Liabilities [Line Items]
Financial liabilities	594,433	241,138
Foreign Exchange Risk Sensitivity Analysis | Carrying Value | Interest Rate Contract [Member] | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	3,232,771	1,718,874
Foreign Exchange Risk Sensitivity Analysis | Carrying Value | Interest Rate Contract [Member] | Short-term Investments
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	162,145	195,893
Foreign Exchange Risk Sensitivity Analysis | Carrying Value | Interest Rate Contract [Member] | Derivative Financial Instruments, Assets
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	445,740	196,017
Foreign Exchange Risk Sensitivity Analysis | Estimate of Fair Value Measurement [Member] | Interest Rate Contract [Member] | Borrowings and Financing
Financial Assets and Liabilities [Line Items]
Financial liabilities	18,298,218	17,717,628
Foreign Exchange Risk Sensitivity Analysis | Estimate of Fair Value Measurement [Member] | Interest Rate Contract [Member] | Derivative Financial Instruments, Liabilities
Financial Assets and Liabilities [Line Items]
Financial liabilities	594,433	241,138
Foreign Exchange Risk Sensitivity Analysis | Estimate of Fair Value Measurement [Member] | Interest Rate Contract [Member] | Cash Equivalents
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	3,232,771	1,718,874
Foreign Exchange Risk Sensitivity Analysis | Estimate of Fair Value Measurement [Member] | Interest Rate Contract [Member] | Short-term Investments
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	162,145	195,893
Foreign Exchange Risk Sensitivity Analysis | Estimate of Fair Value Measurement [Member] | Interest Rate Contract [Member] | Derivative Financial Instruments, Assets
Financial Assets and Liabilities [Line Items]
Derivative financial instruments, assets	BRL 445,740	BRL 196,017